Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2023
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

9. FOREIGN EXCHANGE (GAIN) LOSS, NET

For the years ended December 31,	2023	2022
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	(231)	365
Other	21	—
Unrealized Foreign Exchange (Gain) Loss	(210)	365
Realized Foreign Exchange (Gain) Loss	143	(22)
	(67)	343